Borrowings (Details) - USD ($) $ in Thousands	Dec. 31, 2019	Dec. 31, 2018		Dec. 31, 2017 [1]
Borrowings
Amounts due within one year	$ 115,572	$ 446,144
Less: unamortized deferred loan issuance costs	(5,750)	(5,755)
Borrowings-current portion	109,822	440,389	[1]	$ 132,102
Amounts due after one year	1,250,059	939,682
Less: unamortized deferred loan issuance costs	(13,857)	(14,271)
Borrowings-non-current portion	1,236,202	925,411	[1]	$ 1,409,734
Total	$ 1,346,024	$ 1,365,800

[1]	Restated so as to reflect the historical financial statements of GAS-twelve Ltd. acquired on April 1, 2019 from GasLog (Note 1).